NOTE 2- Significant Accounting Policies: p. Share-based compensation (Policies)	12 Months Ended
Dec. 31, 2025
Policies
p. Share-based compensation:

p.    Share-based compensation:

Equity‑settled share options and warrants granted to employees and service providers are measured at their fair value on the grant date and recognized as an expense in the Consolidated Statements of Loss and Other Comprehensive Loss over the vesting period. Fair value is determined using an option‑pricing model (such as Black‑Scholes), taking into account the terms and conditions of the grant, including the exercise price, expected volatility, expected life of the instrument, risk‑free interest rate and expected dividend yield.

Restricted Stock Units (RSUs) granted to employees are measured at their fair value on the grant date and recognized as an expense in the Consolidated Statements of Loss and Other Comprehensive Loss over the vesting period. The fair value of the RSUs is generally determined based on the market price of the Company’s common shares on the grant date, as the awards have no exercise price and do not contain market‑based performance conditions unless otherwise specified.

Non‑market vesting conditions are taken into account by adjusting the number of awards expected to vest at each reporting date. As a result, the cumulative amount recognized over the vesting period reflects the number of equity instruments that are ultimately expected to vest.